Recently Issued and Adopted Accounting Pronouncements and Regulatory Items Revenue From Contracts With Customers (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Prepaid and other current assets	$ 432.6	$ 388.3	$ 303.5
Liabilities and Equity
Accrued and other liabilities	570.8	564.2	479.4
Amounts as originally reported
Assets
Prepaid and other current assets	382.9		303.5
Liabilities and Equity
Accrued and other liabilities	521.1		$ 479.4
Accounting Standards Update 2014-09 | Adjustment
Assets
Prepaid and other current assets	(49.7)	84.8
Liabilities and Equity
Accrued and other liabilities	$ (49.7)	$ 84.8